SCHEDULE OF FAIR VALUE MEASUREMENT ON RECURRING BASIS (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Platform Operator, Crypto Asset [Line Items]
Trading securities	$ 17,850,648	$ 7,234,607
Total	17,850,648	7,234,607
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Trading securities	17,850,648	7,234,607
Total	17,850,648	7,234,607
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Trading securities
Total
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Trading securities
Total